COMMITMENTS (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Commitment [Line Items]
Leases	$ 64,687,912
Marketing	2,545,461
Total	67,233,373
2019
Commitment [Line Items]
Leases	4,055,054
Marketing	2,545,461
Total	6,600,515
2020
Commitment [Line Items]
Leases	3,436,577
Marketing	0
Total	3,436,577
2021
Commitment [Line Items]
Leases	3,407,940
Marketing	0
Total	3,407,940
2022
Commitment [Line Items]
Leases	3,407,940
Marketing	0
Total	3,407,940
2023
Commitment [Line Items]
Leases	3,382,177
Marketing	0
Total	3,382,177
Beyond
Commitment [Line Items]
Leases	46,998,224
Marketing	0
Total	$ 46,998,224